CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Sales of goods, net	$ 8,999,070	$ 3,176,627	$ 24,778,093	$ 10,724,586
Sales of services, net	531,767	364,434	1,276,780	873,341
Total Revenues	9,530,837	3,541,061	26,054,873	11,597,927
Cost of goods sold-product	3,894,002	1,050,966	10,169,122	4,329,037
Cost of goods sold-services	418,594	313,442	919,041	697,474
Total Cost of Goods Sold	4,312,596	1,364,408	11,088,163	5,026,511
GROSS PROFIT	5,218,241	2,176,653	14,966,710	6,571,416
General and administrative expenses	1,977,911	1,339,676	4,076,226	3,135,668
Research and development	139,691	38,472	390,710	148,865
Payroll expenses	946,878	1,144,024	2,712,947	1,845,679
Depreciation expense	78,685	116,678	205,610	227,604
Total Operating Expenses	3,143,165	2,638,850	7,385,493	5,357,816
INCOME FROM OPERATIONS	2,075,076	(462,197)	7,581,217	1,213,600
Interest expense	0	(4,493)	(10,567)	(13,171)
Gain on disposal of fixed assets	0	0	1,617	0
Rental income	311	0	2,501	0
Interest income	1,544	13,074	9,910	21,389
Total Other Income (Expense)	1,855	8,581	3,461	8,218
NET INCOME BEFORE INCOME TAXES	2,076,931	(453,616)	7,584,678	1,221,818
INCOME TAX EXPENSE	870,625	(127,347)	2,714,839	337,222
NET INCOME	1,206,306	(326,269)	4,869,839	884,596
FOREIGN CURRENCY TRANSLATION GAIN (LOSS)	(178,593)	(449,470)	(378,817)	(229,852)
TOTAL COMPREHENSIVE INCOME	$ 1,027,713	$ (775,739)	$ 4,491,022	$ 654,744
BASIC EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02
FULLY DILUTED EARNINGS PER SHARE	$ 0.03	$ (0.01)	$ 0.11	$ 0.02
BASIC WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,560,913	45,155,000	45,705,105	45,088,400
FULLY DILUTED WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,973,885	45,155,000	46,118,077	45,357,724